Note 10 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Goodwill [Table Text Block]
	FirstService	FirstService
	Residential	Brands	Consolidated

Balance, December 31, 2017	$188,223	$103,697	$291,920
Goodwill acquired during the year	6,248	36,631	42,879
Other items	922	1,633	2,555
Foreign exchange	(1,450)	(749)	(2,199)
Balance, December 31, 2018	193,943	141,212	335,155
Goodwill acquired during the year	18,446	290,781	309,227
Goodwill disposed during the year	(2,025)	(229)	(2,254)
Other items	527	956	1,483
Foreign exchange	835	401	1,236
Balance, December 31, 2019	$211,726	$433,121	$644,847